Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses
Clinical trial related costs	$ 255,935	$ 190,051	$ 105,869
Personnel compensation and related costs	119,306	91,639	63,542
Other research and development expenses	11,652	17,396	5,365
Research and development expenses	$ 386,893	$ 299,086	$ 174,776